SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2025
SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Disaggregation of Revenue

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Disaggregation of net revenues
- Learning services and others	$853,629	$1,051,783	$1,534,815
- Learning content solutions	166,143	438,657	715,418
Total	$1,019,772	$1,490,440	$2,250,233